Segmental analysis - Operating profit or (loss) before tax (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segmental analysis
Net interest income	£ 4,334	£ 3,744
Net fees and commissions	1,124	1,019
Other non-interest income	761	378
Total income	6,219	5,141
Depreciation and amortisation	(413)	(414)
Other operating expenses	(3,240)	(3,085)
Operating expenses	(3,653)	(3,499)
Impairment (losses)/releases	54	683
Operating profit before tax	2,620	2,325
Retail Banking
Segmental analysis
Net interest income	2,340	1,976
Net fees and commissions	219	173
Other non-interest income	(5)	1
Total income	2,554	2,150
Other operating expenses	(1,242)	(1,187)
Impairment (losses)/releases	(26)	57
Operating profit before tax	1,286	1,020
Ulster Bank RoI
Segmental analysis
Net interest income	6	15
Net fees and commissions	14	30
Other non-interest income	13	20
Total income	33	65
Other operating expenses	(254)	(239)
Impairment (losses)/releases	8	(13)
Operating profit before tax	(213)	(187)
Private Banking
Segmental analysis
Net interest income	315	232
Net fees and commissions	131	124
Other non-interest income	15	12
Total income	461	368
Other operating expenses	(285)	(249)
Impairment (losses)/releases	11	27
Operating profit before tax	187	146
Commercial Banking
Segmental analysis
Net interest income	1,764	1,487
Net fees and commissions	753	702
Other non-interest income	420	285
Total income	2,937	2,474
Depreciation and amortisation	(82)	(85)
Other operating expenses	(1,738)	(1,739)
Impairment (losses)/releases	59	613
Operating profit before tax	1,176	1,263
Central Items and other
Segmental analysis
Net interest income	(91)	34
Net fees and commissions	7	(10)
Other non-interest income	318	60
Total income	234	84
Depreciation and amortisation	(331)	(329)
Other operating expenses	279	329
Impairment (losses)/releases	2	(1)
Operating profit before tax	184	83
Total excluding Ulster Bank RoI
Segmental analysis
Net interest income	4,328	3,729
Net fees and commissions	1,110	989
Other non-interest income	748	358
Total income	6,186	5,076
Depreciation and amortisation	(413)	(414)
Other operating expenses	(2,986)	(2,846)
Impairment (losses)/releases	46	696
Operating profit before tax	£ 2,833	£ 2,512